MERGER (Details Narrative) - USD ($)			3 Months Ended	9 Months Ended
	Sep. 30, 2022	Jul. 25, 2022	Dec. 31, 2022	Dec. 31, 2022	Mar. 31, 2022
Stock issued during period, shares, new issues				190.2726308
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net		$ 5,964,000
Common stock, shares outstanding		8,400,000	10,066,667	10,066,667	0
Share Price		$ 0.71
Gain (Loss) on Disposition of Assets	$ 4
Management Fee Expense				$ 4,363
Common Stock [Member]
Stock issued during period, shares, new issues			1,666,667
Stock Issued During Period, Shares, Conversion of Convertible Securities		42,253,521
Fortium Holdings Corp [Member]
Common stock, shares outstanding		60,000,000	8,400,000	8,400,000
Series A Preferred Stock [Member]
Stock issued during period, shares, new issues		1,200
Stock Issued During Period, Shares, Conversion of Convertible Securities		1,200
Series A Preferred Stock [Member] | Fortium Holdings Corp [Member]
Stock issued during period, shares, new issues		1,200
Percentage of issued and outstanding		80.00%